Finance income and costs (Details Narrative) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Other comprehensive income	€ 468		€ (2,289)
Other comprehensive income attributable to owners of the parent	(3,050)	(2,349)
Other comprehensive income attributable to non-controlling interests	(216)	€ (490)
Previously stated [member]
IfrsStatementLineItems [Line Items]
Other comprehensive income	468
Other comprehensive income attributable to owners of the parent	329
Other comprehensive income attributable to non-controlling interests	€ 139